Other assets and other liabilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other assets
Cash collateral on derivative instruments	SFr 4,570	SFr 7,057
Cash collateral on non-derivative transactions	428	465
Derivative instruments used for hedging	183	33
Assets held-for-sale	8,971	6,744
of which loans	8,886	6,630
of which real estate	38	54
of which long-lived assets	47	60
Premises, equipment and right-of-use assets	6,652	4,530
Assets held for separate accounts	111	125
Interest and fees receivable	5,301	5,506
Deferred tax assets	4,337	4,887
Prepaid expenses	343	560
of which cloud computing arrangement implementation costs	21
Failed purchases	1,643	1,283
Defined benefit pension and post-retirement plan assets	1,067	1,001
Other	3,463	4,482
Other assets	37,069	36,673
Other liabilities
Cash collateral on derivative instruments	7,457	6,903
Cash collateral on non-derivative transactions	516	514
Derivative instruments used for hedging	48	8
Operating Lease, Liability	2,388
Provisions	1,171	920
of which off-balance sheet risk	172	151
Restructuring liabilities	0	342	SFr 301	SFr 311
Liabilities held for separate accounts	111	125
Interest and fees payable	5,690	5,521
Current tax liabilities	658	907
Deferred tax liabilities	167	268
Failed sales	936	2,187
Defined benefit pension and post-retirement plan liabilities	455	518
Other	10,809	12,114
Other liabilities	30,406	30,327
Restricted loans, representing collateral on secured borrowings, included in loans held-for-sale	800	687
Foreclosed or repossessed real estate	9	13
Foreclosed or repossessed residential real estate	SFr 9	SFr 10